Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000887340
MainStay VP T. Rowe Price Equity Income Portfolio (Prospectus Summary) | MainStay VP T. Rowe Price Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP T. Rowe Price Equity Income Portfolio
Supplement	ck0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP T. Rowe Price Equity Income Portfolio

(the “Portfolio”)

Supplement dated October 1, 2018 (“Supplement”) to the Summary Prospectus, Prospectus and

Statement of Additional Information, each dated May 1, 2018, as supplemented or amended to date

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information (“SAI”).

Effective October 1, 2018, the Summary Prospectus, Prospectus and SAI are revised as follows:

1.

The table and footnote in the section entitled “Fees and Expenses of the Portfolio,” as well as the table in the section entitled “Example” of the Prospectus and Summary Prospectus are revised as follows:

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (fees paid directly from your investment)
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Supplement Closing	ck0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
MainStay VP T. Rowe Price Equity Income Portfolio (Prospectus Summary) | MainStay VP T. Rowe Price Equity Income Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio"s average daily net assets)	rr_ManagementFeesOverAssets	0.72%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	$ 930
MainStay VP T. Rowe Price Equity Income Portfolio (Prospectus Summary) | MainStay VP T. Rowe Price Equity Income Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio"s average daily net assets)	rr_ManagementFeesOverAssets	0.72%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	$ 1,225

[1]	Restated to reflect current fees. The management fee is as follows: 0.725% on assets up to $500 million; 0.70% on assets from $500 million to $1 billion; and 0.675% on assets over $1 billion.